Business Combination - Schedule of Total Consideration Paid by the Company to Acquire the Equity Interests (Details) (Parentheticals)	6 Months Ended
Jun. 30, 2026 shares
Schedule of Total Consideration Paid by the Company to Acquire the Equity Interests [Abstract]
Number of common shares issued	56,600,000